Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 41,371	$ 5,976	¥ 34,625	¥ 30,147
Share-based payment	13,074	1,889	952	0
Contribution to defined contribution plans	328	47	315	305
Total	¥ 54,773	$ 7,912	¥ 35,892	¥ 30,452